INCOME TAXES (Details Narrative)	6 Months Ended
	Jun. 30, 2025 USD ($)	Jun. 30, 2025 HKD ($)	Jun. 30, 2024 USD ($)	Jun. 30, 2024 HKD ($)
Income Tax Disclosure [Abstract]
Tax credit descripition	Under the two-tier profit tax rates regime, the profits tax rate for the first $256,410 (HKD 2,000,000) of assessable profits of a corporation will be subject to the lowered tax rate, 8.25% while the remaining assessable profits will be subject to the legacy tax rate, 16.5%. The Ordinance only allows one entity within a group of “connected entities” is eligible for the two-tier tax rate benefit. An entity is a connected entity of another entity if (1) one of them has control over the other; (2) both of them are under the control (more than 50% of the issued share capital) of the same entity; (3) in the case of the first entity being a natural person carrying on a sole proprietorship business-the other entity is the same person carrying on another sole proprietorship business
Tax credit carry forward		$ 1,500		$ 3,000
Tax credit carry forward amount	$ 6,418,897	$ 50,000,000	$ 7,801,709	$ 61,000,000